Warrants - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2014	Jan. 31, 2013
Class of Warrant or Right [Line Items]
Original Issue Strike Price, Warrants Issued	$ 5.00
Original Issue Strike Price, Warrants, Beginning	$ 9.05
Warrants, issued		200,000
Estimated fair value of underlying common stock	$ 8.88
Fair Value Assumptions Volatility Rate	39.00%
Traded price stock with marketability discount	25.00%
Advisory Services [Member]
Class of Warrant or Right [Line Items]
Warrants, issued	6,614,000
Minimum
Class of Warrant or Right [Line Items]
Risk-free interest rate	1.62%
Maximum
Class of Warrant or Right [Line Items]
Risk-free interest rate	1.69%
2014 Private Placements [Member]
Class of Warrant or Right [Line Items]
Warrants, issued	5,475,000